Consolidated Supplemental Statements of Cash Flow (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flow Disclosure
Interest (net of capitalized interest of $2,792 and $397 respectively)	$ 0	$ 0	$ 0	$ 6,099
Taxes	0	0	0	0
Non-cash investing and financing activities:
Shares issued in settlement of debt and other liabilities	0	415	467	9,840
Shares issued for stock compensation to third parties	0	563	443	321
Series C Preferred Stock [Member]
Non-cash investing and financing activities:
Fair value of Series B Convertible Preferred shares issued for settlement of SAA	1,861	0	2,831	0
Series D Preferred Stock [Member]
Non-cash investing and financing activities:
Fair value of Series B Convertible Preferred shares issued for settlement of SAA	5,755	0
Series E Preferred Stock [Member]
Non-cash investing and financing activities:
Fair value of Series B Convertible Preferred shares issued for settlement of SAA	519	0
Conversion of Note Into Common Stock [Member]
Non-cash investing and financing activities:
Debt Conversion, Converted Instrument, Amount	$ 0	$ 2,203	$ 2,337	$ 2,940